Disposal of Assets and other changes in organizational structure - Summary of discontinued operation of statements of income and cash flows (Detail) - USD ($) $ in Millions	7 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disposals [line items]
Sales revenues		$ 76,589	$ 84,638	$ 77,884
Cost of sales		(45,732)	(52,184)	(51,198)
Gross profit		30,857	32,454	26,686
Income (expenses)
Selling expense		4,476	3,827	3,614
General and administrative expense		2,124	2,239	2,656
Other taxes		(619)	(670)	(1,789)
Other income and expense		1,199
Income before finance income (expense) and income taxes		20,614	16,788	10,553
Net finance income (expense)		(8,764)	(6,484)	(9,719)
Results of equity-accounted investments		153	523	673
Net income before income taxes		12,003	10,827	1,507
Income taxes		4,200	4,256	1,697
Net income for the period from discontinued operation		2,560	843	359
Profit (loss), attributable to [abstract]
Shareholders of Petrobras		10,151	7,173	(91)
Net income for the period from discontinued operation		2,560	843	359
Cash flows from (used in) operating activities [abstract]
Net income for the year		10,363	7,414	169
Adjustments for:
Pension and medical benefits (actuarial expense)		(2,086)	(2,018)	(2,569)
Depreciation, depletion and amortization		14,836	11,912	13,166
Foreign exchange, indexation and finance charges		8,460	7,941	9,413
Deferred income taxes, net		2,798	370	400
Decrease (Increase) in assets
Trade and other receivables, net		2,233	(1,535)	(879)
Other assets		(219)	461	(126)
Increase (Decrease) in liabilities
Trade payables		(989)	858	(121)
Pension and medical benefits		1,882	1,002	876
Other liabilities		(319)	996	83
Income taxes paid		2,330	2,567	769
Net income from discontinued operations		323	906	397
Net cash provided by operating activities		25,600	26,353	27,112
Cash flows from Investing activities
Acquisition of PP&E and intangibles assets		(8,556)	(11,905)	(13,546)
Proceeds from disposal of assets - Divestment		10,413	5,791	3,087
Divestment (Investment) in marketable securities		(198)	(704)	861
Net cash used in investing activities		(1,684)	(4,504)	(12,000)
Cash flows from Financing activities
Proceeds from financing		7,464	10,707	27,075
Repayment of principal		(27,273)	(34,013)	(33,618)
Repayment of interest		4,501	5,703	6,500
Dividends paid to Shareholders of Petrobras		(1,877)	(625)
Net cash used in financing activities		(32,069)	(29,850)	(13,673)
Effect of exchange rate changes on cash and cash equivalents		1,631	(619)	(125)
Net increase (decrease) in cash and cash equivalents		(6,522)	(8,620)	1,314
Cash and cash equivalents at the beginning of the period	$ 13,899	13,899
Cash and cash equivalents at the end of the period		7,372	13,899
Petrobras Distribuidora [member]
Income (expenses)
Net income for the period from discontinued operation	253		843	359
Profit (loss), attributable to [abstract]
Net income for the period from discontinued operation	253		843	359
Discontinued operations [member]
Disclosure of disposals [line items]
Sales revenues	5,735		10,946	10,943
Cost of sales	(4,886)		(9,334)	(8,949)
Gross profit	849		1,612	1,994
Income (expenses)
Selling expense	(439)		(804)	(924)
General and administrative expense	(116)		(216)	(261)
Other taxes	(14)		(82)	(54)
Other income and expense	(15)		133	(89)
Loss from operation	(584)		(969)	(1,328)
Income before finance income (expense) and income taxes	265		643	666
Net finance income (expense)	138		628	(175)
Results of equity-accounted investments				(1)
Net income before income taxes	403		1,271	490
Income taxes	(150)		(428)	(131)
Net income for the period from discontinued operation	2,560		843	359
Gain on sale of interest	3,515
Income taxes on the gain on sale of interest	(1,208)
Profit (loss), attributable to [abstract]
Shareholders of Petrobras	2,560		843	359
Net income for the period from discontinued operation	2,560		843	359
Cash flows from (used in) operating activities [abstract]
Net income for the year	2,560		843	359
Adjustments for:
Pension and medical benefits (actuarial expense)	73		121	158
Depreciation, depletion and amortization	76		115	142
Foreign exchange, indexation and finance charges	(132)		(644)	188
Deferred income taxes, net	136		395	68
Others	105		7
Decrease (Increase) in assets
Trade and other receivables, net	451		467	(50)
Other assets	(159)		103	(265)
Increase (Decrease) in liabilities
Trade payables	(171)		(168)	9
Pension and medical benefits	(138)		(3)	(43)
Other liabilities	(45)		(325)	(139)
Income taxes paid	(102)		(5)	(30)
Net income from discontinued operations	(2,331)
Net cash provided by operating activities	323		906	397
Cash flows from Investing activities
Acquisition of PP&E and intangibles assets	(81)		(116)	(93)
Proceeds from disposal of assets - Divestment	1,829
Divestment (Investment) in marketable securities	61		72	817
Others	3			3
Net cash used in investing activities	1,812		(44)	727
Cash flows from Financing activities
Proceeds from financing			244	1,944
Repayment of principal	(30)		(49)	(2,478)
Repayment of interest	(60)		(88)	(481)
Dividends paid to Shareholders of Petrobras	(387)		(263)	(210)
Others	(31)			48
Net cash used in financing activities	(508)		(156)	(1,177)
Effect of exchange rate changes on cash and cash equivalents	(136)		(66)	1
Net increase (decrease) in cash and cash equivalents	1,491		640	(52)
Cash and cash equivalents at the beginning of the period	789	$ 789	149	201
Cash and cash equivalents at the end of the period	$ 2,280		$ 789	$ 149